Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 – SUBSEQUENT EVENTS

In January 2020, the Company and Caijin invested additional RMB 20,000,000 (approximately $2,873,000) and RMB30,000,000 (approximately $4,310,000) in Jincai, respectively. The equity interest of Jincai owned by the Company remained at 40% as disclosed in Note 9.

On February 18, 2020, the Company entered into a loan agreement with Bank of China, Yantai Bonded Port Area Branch, to borrow approximately $1,146,000 (RMB 8,000,000). The loan bears an annual interest rate of 4.25% payable quarterly and pledged with an apartment owned by Yue Zhang. The loan is guaranteed by Yuebiao Li and his wife.

On March 24, 2020, the Company entered into a loan agreement with China CITIC Bank, Laishan Branch, to borrow approximately RMB 20,000,000 (approximately $2,819,000), for the period from March 24, 2020 to March 23, 2021 with an annual interest rate of 5.000%. In addition, the loan is guaranteed by Yuebiao Li and his wife and is pledged with the Company's plant 2 located in Laishan District, Yantai City, Shandong Province with real property ownership and relevant land use right.

During the subsequent period, the Company repaid a total of $2,773,160 for Qingdao Metrol Loan I and II, Qingdao Yikou Industrial Automation Technology Co., Ltd, ZGC Sci-Tech Leasing Co., Ltd and loans borrowed from Bank of China, Yantai Bonded Port Area Branch.

On May 29, 2020, the Company acquired 40% of equity interest in Yantai Jinyu Eco-Technology Co., Ltd. ("Yantai Jinyu"), an environmental technology development company that was newly established in May 2020. The subscription capital for the Company is RMB 20,000,000 (approximately $2,797,951). As of the filing date, the investment has not been made.

The outbreak of the COVID-19 pandemic in China starting from the ending of 2019 has posed limitations to the Company's normal operating routine. The Company followed the restrictive measures implemented in China, by suspending onsite operation until February 2020, when the Company started to gradually resume normal operation. The Company has experienced suspension of operations, interruption of supply chain and decline in demand by the Company's customers. Consequently, the COVID-19 pandemic may adversely affect the Company's business operations, financial condition and operating results in the first quarter of 2020, including but not limited to material negative impact to the Company's total revenues, slower collection of accounts receivables and significant impairment to the Company's equity investments. Due to the high uncertainty of the evolving situation, the Company has limited visibility on the full impact brought upon by the COVID-19 pandemic and the related financial impact cannot be estimated at this time.